Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	S-4/A
Amendment Flag	true
Entity Small Business	true
Amendment Description	none
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	15915 Katy Freeway, Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387